Note Income taxes (Net operating loss carryfowards) (Detail) $ in Thousands	Dec. 31, 2017 USD ($)
Operating Loss Carryforwards [Line Items]
Net operating loss and other carryforward available	$ 762,037
Expires 2018
Operating Loss Carryforwards [Line Items]
Net operating loss and other carryforward available	446
Expires 2019
Operating Loss Carryforwards [Line Items]
Net operating loss and other carryforward available	648
Expires 2021
Operating Loss Carryforwards [Line Items]
Net operating loss and other carryforward available	46
Expires 2022
Operating Loss Carryforwards [Line Items]
Net operating loss and other carryforward available	1,166
Expires 2023
Operating Loss Carryforwards [Line Items]
Net operating loss and other carryforward available	901
Expires 2024
Operating Loss Carryforwards [Line Items]
Net operating loss and other carryforward available	10,736
Expires 2025
Operating Loss Carryforwards [Line Items]
Net operating loss and other carryforward available	14,057
Expires 2026
Operating Loss Carryforwards [Line Items]
Net operating loss and other carryforward available	11,608
Expires 2027
Operating Loss Carryforwards [Line Items]
Net operating loss and other carryforward available	48,044
Expires 2028
Operating Loss Carryforwards [Line Items]
Net operating loss and other carryforward available	291,773
Expires 2029
Operating Loss Carryforwards [Line Items]
Net operating loss and other carryforward available	101,969
Expires 2030
Operating Loss Carryforwards [Line Items]
Net operating loss and other carryforward available	105,219
Expires 2031
Operating Loss Carryforwards [Line Items]
Net operating loss and other carryforward available	86,474
Expires 2032
Operating Loss Carryforwards [Line Items]
Net operating loss and other carryforward available	16,053
Expires 2033
Operating Loss Carryforwards [Line Items]
Net operating loss and other carryforward available	464
Expires 2034
Operating Loss Carryforwards [Line Items]
Net operating loss and other carryforward available	66,268
Expires 2037
Operating Loss Carryforwards [Line Items]
Net operating loss and other carryforward available	$ 6,165